Share-Based Compensation (Schedule Of Compensation Cost And Related Income Tax Benefit Under Employee Stock Purchase Plan) (Details) (USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation cost	$ 5.9	$ 5.3	$ 9.6
Related income tax benefit	2.1	1.9	3.4
Employee Stock Purchase 1999 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average fair value per share for the Company's ESPP offerings	$ 9.46	$ 9.92	$ 12.82
Compensation cost	1.2	1.3	2.9
Related income tax benefit	$ 0.4	$ 0.5	$ 1.0